Segment information (Tables)	12 Months Ended
Dec. 31, 2025
Segment information
Schedule of analysis of revenue and Adjusted Operating Profit by geographical segment

	2025 £m	2024 £m	2023 £m
North America	3,866	4,042	4,195
EMEA & LatAm	4,592	4,631	4,545
APAC	2,572	2,560	2,562
Group revenue	11,030	11,233	11,302

Transactions between Haleon’s geographical regions are carried out at arm’s length terms in accordance with appropriate transfer pricing rules and Organisation for Economic Cooperation and Development (OECD) principles.

Adjusted operating profit by segment

	2025 £m	2024 £m	2023 £m
Group operating profit	2,412	2,206	1,996
Reconciling items between Group operating profit and Group adjusted operating profit[1]	114	294	553
Total	2,526	2,500	2,549

North America	947	1,000	1,107
EMEA & LatAm	1,090	1,054	1,010
APAC	553	539	541
Corporate and other unallocated	(64)	(93)	(109)
Total	2,526	2,500	2,549

[1]	The reconciling items above include:
a)

Net amortisation and impairment of intangible assets of £60m (2024: £147m, 2023: £224m): amortisation and impairment of intangible assets, excluding computer software and impairment of goodwill net of reversals of impairment.

b)

Restructuring costs of £89m (2024: £214m, 2023: £169m): expenses related to business transformation activities where the plans are sufficiently detailed and well advanced, and where a valid expectation to those affected has been created.

c)	Disposals and others of £(35)m (2024: £(96)m; 2023: £38m): gains and losses on disposals of assets and businesses, tax indemnities related to business combinations and other items.

Schedule of analysis of revenue by product

	2025 £m	2024[1] £m	2023[1] £m
Oral Health	3,461	3,312	3,136
Vitamins, Minerals and Supplements	1,685	1,696	1,640
Pain Relief	2,564	2,564	2,652
Respiratory Health	1,873	2,122	2,244
Digestive Health	987	1,029	1,012
Therapeutic Skin Health and Other	460	510	618
Group revenue	11,030	11,233	11,302

[1] Following the change in market category structure announced on 1 May 2025, 2024 and 2023 figures have been restated.

Schedule of revenue by location of customer

	2025 £m	2024 £m	2023 £m
UK	374	384	381
US & Puerto Rico	3,468	3,616	3,755
China	999	987	966
Rest of the World	6,189	6,246	6,200
Group revenue	11,030	11,233	11,302

Schedule of impairment charges and reversals by geographical segment

	North America £m	EMEA & LatAm £m	APAC £m	Other reconciling items £m	Total £m
Year ended 31 December 2025
Depreciation and amortisation	91	149	51	69	360
Impairment charges	12	4	2	29	47
Impairment reversal	–	–	–	–	–

Year ended 31 December 2024
Depreciation and amortisation	91	144	53	36	324
Impairment charges	8	5	1	193	207
Impairment reversal	–	–	–	(15)	(15)

Year ended 31 December 2023
Depreciation and amortisation	97	124	49	39	309
Impairment charges	3	5	2	190	200
Impairment reversal	–	–	–	–	–

Schedule of non-current assets attributable to the country of domicile and all foreign countries of operation greater than 10%

	2025 £m	2024 £m	2023 £m
UK	302	334	405
US & Puerto Rico	7,177	7,523	7,622
Rest of the World	20,168	20,346	20,844
Non-current assets	27,647	28,203	28,871